Unlimited HFGM Global Macro ETF
Consolidated Schedule of Investments
May 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 59.0%	Shares	Value
iShares MSCI China ETF	6,393	$337,678
iShares TIPS Bond ETF	15,752	1,721,536
Vanguard Emerging Markets Government Bond ETF (a)	51,232	3,282,947
Vanguard FTSE Europe ETF	2,320	178,083
Vanguard Russell 2000 ETF	7,504	622,757
TOTAL EXCHANGE TRADED FUNDS (Cost $6,059,582)		6,143,001

SHORT-TERM INVESTMENTS - 32.0%
Money Market Funds - 32.0%
First American Government Obligations Fund - Class X, 4.23% (a)(b)	3,325,384	3,325,384
TOTAL SHORT-TERM INVESTMENTS (Cost $3,325,384)		3,325,384

TOTAL INVESTMENTS - 91.0% (Cost $9,384,966)		9,468,385
Other Assets in Excess of Liabilities - 9.0%		938,236
TOTAL NET ASSETS - 100.0%		$10,406,621
two		–%
Percentages are stated as a percent of net assets.		–%

TIPS – Treasury Inflation-Protected Securities

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Unlimited HFGM Global Macro ETF
Consolidated Schedule of Futures Contracts
May 31, 2025 (Unaudited)

The Unlimited HFGM Global Macro ETF and the Unlimited HFGM Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital, Inc. as of May 31, 2025.
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/US Dollar Cross Currency Rate	6	06/16/2025	$386,610	$(3,323)
Bloomberg Commodity Index	76	06/18/2025	759,924	(13,068)
British Pound/US Dollar Cross Currency Rate	12	06/16/2025	1,010,250	(2,284)
Dollar Index	5	06/16/2025	496,295	(3,763)
Gold	14	08/27/2025	4,641,560	(9,994)
iBoxx iShares Bond Index	26	09/02/2025	4,462,250	6,283
Japanese Yen/US Dollar Cross Currency Rate	5	06/16/2025	435,094	112
MSCI EAFE Index	6	06/20/2025	781,350	28,215
MSCI Emerging Markets Index	13	06/20/2025	747,045	12,471
Nikkei 225 Index	9	06/12/2025	1,697,625	48,160
S&P 500 Index	4	06/20/2025	1,183,200	33,824
U.S. Treasury Long Bonds	19	09/19/2025	2,142,844	15,377
				$112,010
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/US Dollar Cross Currency Rate	(65)	06/17/2025	$4,742,075	$(41,027)
Swiss Franc/US Dollar Cross Currency Rate	(15)	06/16/2025	2,284,312	(14)
U.S. Treasury 5 Year Note	(29)	09/30/2025	3,137,438	(10,733)
				$(51,774)
Net Unrealized Appreciation (Depreciation)				$60,236

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Unlimited HFGM Global Macro ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$6,143,001	$–	$–	$6,143,001
Money Market Funds	3,325,384	–	–	3,325,384
Total Investments	$9,468,385	$–	$–	$9,468,385

Other Financial Instruments:
Futures Contracts*	$144,442	$–	$–	$144,442
Total Other Financial Instruments	$144,442	$–	$–	$144,442

Liabilities:
Other Financial Instruments:
Futures Contracts*	$(84,206)	$–	$–	$(84,206)
Total Other Financial Instruments	$(84,206)	$–	$–	$(84,206)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2025.